Investment in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Investments in associates and joint ventures [Abstract]
Summary of investments in sssociates and joint ventures
Investments in associates and joint ventures
2020	Interestheld (%)	Fair valueof listedinvest-ments	Balancesheetvalue	Totalassets	Totalliabilities	Totalincome	Totalexpenses
TMB Public Company Limited	23	653	1,202	50,123	44,597	1,388	1,093
Other investments in associates and joint ventures			273
			1,475

Investments in associates and joint ventures
2019	Interestheld (%)	Fair valueof listedinvest-ments	Balancesheetvalue	Totalassets	Totalliabilities	Totalincome	Totalexpenses
TMB Public Company Limited	23	1,109	1,509	55,804	49,974	1,145	891
Other investments in associates and joint ventures			281
			1,790

Summary of changes in investments in associates and joint ventures
Changes in Investments in associates and joint ventures
	2020	2019
Opening balance	1,790	1,203
Additions	24	507
Revaluations	-3	-18
Share of results	66	82
Dividends received	-12	-58
Disposals	-12	-10
Impairments	-235	-34
Exchange rate differences	-144	113
Other	0	4
Closing balance	1,475	1,790